FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Recurring and Nonrecurring [Line Items]
Investments held in Trust Account	$ 492,075,570	$ 1,013,382,491	$ 1,000,284,779
Stock repurchased during period (in shares)	53,002,919
Stock repurchased during period	$ 539,000,000.0
Stock repurchased during period, share price (USD per share)	$ 10.17
Quoted Prices in Active Markets (Level 1)
Fair Value, Recurring and Nonrecurring [Line Items]
Investments held in Trust Account	$ 492,075,570	$ 1,013,382,491	$ 1,000,284,779